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               UNITED STATES                             OMB APPROVAL

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     SECURITIES AND EXCHANGE COMMISSION         OMB Number:         3235-0456
           Washington, D.C. 20549               Expires:      August 31, 2000
                                                Estimated average burden
                                                hours per response..........1
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                 FORM 24F-2
      ANNUAL NOTICE OF SECURITIES SOLD
           PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber Cashfund, Inc.
             1285 Avenue of the Americas
             New York, NY 10019

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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      3.   Investment Company Act File Number:

                  811-2802

             Securities Act File Number:

                  2-60655

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      4(a). Last day of fiscal year for which this Form is filed:

                  March 31, 1998

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      4(b).  |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c) |_|

     Check box if this is the last time the issuer will be filing this Form.

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        5.     Calculation of registration fee:
             (i)    Aggregate sale price of securities sold                                                $  22,083,457,658
                    during the fiscal year pursuant to                                                     -----------------
                    section 24(f):

             (ii)   Aggregate price of securities redeemed
                    or repurchased during the fiscal year                       $       21,952,532,510
                                                                                ----------------------

             (iii)  Aggregate   price  of   securities   redeemed   or
                    repurchased during any PRIOR fiscal year ending no
                    earlier   than  October  1,  1995  that  were  not
                    previously  used  to  reduce   registration   fees
                    payable to the Commission:                                  $           48,186,525
                                                                                ----------------------

             (iv)   Total available redemption credits [add Items 5(ii)                                  - $  22,000,719,035
                    and 5(iii)]:                                                                         -------------------


             (v)    Net sales - if item 5(i) is greater
                    than Item 5(iv) [subtract item 5(iv)                                                 $        82,738,623
                    from Item 5(i)]:                                                                     -------------------

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             (vi)   Redemption credits available for use in
                    future years  -- if Item 5(i) is less                       $(                  0)
                    than Item 5(iv) [subtract Item 5(iv)                        ----------------------
                    from Item 5(i)]:

       ------------------------------------------------------------------------
             (vii)  Multiplier for determining registration
                    fee (See Instruction C.9):                                                           = $        0.000295
                                                                                                         -------------------

             (viii) Registration  fee due  [multiply  Item 5(v) by
                    Item  5(vii)] (enter "0" if no fee is due):
                                                                                                         = $          24,408
                                                                                                         -------------------
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        6.     Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 291,758,378. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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       7.      Interest  due - if this  Form is being  filed  more  than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                                                                         + $               0
                                                                                                         -------------------
       8.      Total  of the  amount  of the  registration  fee due  plus  any interest due [line 5(viii) plus line 7]:
                                                                                                         = $          24,408
                                                                                                         ===================

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        9.     Date the  registration fee and any interest payment was sent to the Commission's lockbox depository:

               June 25, 1998

                         Method of Delivery:

                                          |X|      Wire Transfer

                                          |_|      Mail or other means

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                                    SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Barney A. Taglialatela
                           --------------------------------------
                           Barney A. Taglialatela
                           --------------------------------------
                           Vice President and Assistant Treasurer
                           --------------------------------------
Date:    June 26, 1998
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 *Please print the name and title of the signing officer below the signature.

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